OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [Abstract]
Schedule of other assets
Other assets are composed of the following for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Corporate owned life insurance held in grantor trust	7,988	5,992
Pension benefits (1)	3,024	1,966
Deposits	1,083	1,179
Prepaid software licensing	786	960
Cash surrender value of officers’ life insurance	408	386
Other	21	35
	13,310	10,518

(1)Refer to Note 20 for additional information regarding employee benefit plans.